COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2006	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Compensation provided						$ 363,919
Officers compensations expense		$ 37,500	$ 37,500	$ 112,500	$ 112,500
Officer compensation liability		$ 837,000		$ 837,000		$ 874,500	$ 750,000
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage		100.00%		100.00%
Employment Agreement [Member] | Lloyd T Spencer [Member]
Product Information [Line Items]
Agreement term	The Agreement provides for a 5-year term of employment to May 15, 2011
Compensation provided	$ 12,500